SUBSEQUENT EVENTS (Details)																	9 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($)	Oct. 12, 2024 USD ($)	Oct. 09, 2024 USD ($) item $ / shares shares	Mar. 12, 2024 USD ($)	Feb. 17, 2024 USD ($)	Jan. 19, 2024 USD ($)	Jan. 12, 2024 USD ($)	Dec. 12, 2023 USD ($) $ / shares	Dec. 11, 2023 item	Nov. 13, 2023 USD ($)	Oct. 13, 2023 USD ($)	Sep. 12, 2023 USD ($)	Aug. 11, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 12, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
SUBSEQUENT EVENTS
Maximum number of times that the period to consummate the business combination can be extended by the company. | item									10
Aggregate redemption amount																			$ (208,978,864)
Cash deposited in trust account																	$ 450,000	$ 960,000	$ 1,330,000
Sponsor
SUBSEQUENT EVENTS
Maximum payment per share | $ / shares								$ 0.025
Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Amount deposited by sponsor into trust account						$ 50,000
Cash deposited in trust account										$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account								$ 50,000
Subsequent event
SUBSEQUENT EVENTS
Maximum number of times that the period to consummate the business combination can be extended by the company. | item			12
Stock redeemed or called during period, shares | shares			1,235,698
Temporary Equity, Redemption Price Per Share | $ / shares			$ 11.58
Aggregate redemption amount			$ 14,300,000
Subsequent event | Sponsor
SUBSEQUENT EVENTS
Maximum payment per share | $ / shares			$ 0.03
Subsequent event | Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Amount deposited by sponsor into trust account			$ 50,000	$ 50,000	$ 50,000		$ 50,000
Maximum payment per share | $ / shares			$ 0.03
Subsequent event | Amended and Restated Extension Promissory Note
SUBSEQUENT EVENTS
Cash deposited in trust account	$ 48,311	$ 48,311
Subsequent event | Amended and Restated Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Maximum payment per share | $ / shares			$ 0.03